Organization and Business Overview	3 Months Ended
Mar. 30, 2018
Vencore Holding Corp. and KGS Holding Corp.
Schedule Of Organization, Consolidation And Presentation Of Financial Statements [Line Items]
Organization and Business Overview
Organization and Business Overview

Description of the Organization

Vencore Holding Corp., was incorporated in Delaware in October 2010 and is a holding company whose primary purpose is its ownership of the equity in Vencore Inc. (“Vencore OpCo”), the principal operating company of the Vencore business. Vencore Holding Corp. is wholly owned by The SI Organization Holdings LLC, a Delaware limited liability company. The SI Organization Holdings LLC, on a fully diluted basis, is approximately 51% owned by The Veritas Capital Fund IV, L.P. (through Class A membership interests), 19% owned by PGSI Holdings LLC (through Class A membership interests), 14% owned by TSIO Holdings LLC (through Class A membership interests), 6% owned by The Veritas Capital Fund III, L.P. (through Class A membership interests), 6% owned by certain members of Vencore OpCo’s senior management and employees of and advisors to Vencore (through Class A membership interests and Class B/B‑1 membership interests), 3% owned by entities affiliated with TCW/Crescent Mezzanine, LLC (through Class A membership interests), and 1% owned by IP III Mezzanine Partners, L.P. and UT Mezz Partners, L.P. (through Class A membership interests). Class A membership interests are issued at the The SI Organization Holdings LLC level. Vencore Holding Corp. was formerly named The SI Organization Holding Corp. (from 2010 to 2014), and was created as part of the divestiture of Vencore OpCo (then named The SI Organization, Inc.) from Lockheed Martin Corporation in 2010.

On May 23, 2014, Vencore OpCo acquired QinetiQ North America Services and Solutions Group through the purchase of all of the issued and outstanding stock of QinetiQ North America, Inc., a Delaware corporation (“QNA SSG”). As of July 22, 2014, QNA SSG’s name was changed to Vencore Services and Solutions, Inc. (“VSS”). On May 14, 2013, Vencore acquired TT Government Solutions, Inc., doing business as Applied Communication Sciences (“ACS”); ACS was renamed Vencore Labs, Inc. on January 1, 2015. As used herein, “Vencore” refers to Vencore Holding Corp., Vencore Holding Corp. is a holding company of Vencore OpCo and its direct and indirect subsidiaries, including VSS and ACS.

Keypoint Government Solutions, Inc. (“Keypoint OpCo”) was initially established as a subsidiary of Kroll, Inc., a corporate investigations and risk consulting firm, as Kroll Government Services, Inc. to exclusively service government clients during the development of the Department of Homeland Security. In May 29, 2009, The Veritas Capital Fund III, L.P., formed KGS Holding Corporation (“Keypoint”) as a wholly owned subsidiary of KGS Holding LLC, for the purposes of acquiring the business and operations of KGS from Kroll, Inc. KGS Holding LLC is 78.8624% owned by The Veritas Capital Fund III, L.P. (through Class A shares), 7.8662% owned by John Hancock Entities (through Class A shares), and 13.2514% owned by Keypoint’s management and Chertoff Group Investments, LLC (through Class A, Class B and B-1 shares).

Nature of Business

Vencore OpCo provides mission‑critical, innovation‑driven services and solutions to U.S. Government customers. The foundation of its business is the application of systems engineering and integration, cybersecurity, applied research and big data analytics on an enterprise‑wide scale to assist U.S. Government customers in solving their most complex information‑related challenges. Vencore OpCo provides the architecture and integration of highly‑engineered, mission‑critical information solutions across the U.S. Government and provides enterprise‑level support to multiple governmental programs that manage, collect, analyze and disseminate critical mission data to national security agencies and their customers. We maintain expertise in providing comprehensive solutions throughout the life of multi‑billion dollar systems that support the core missions of the U.S. Intelligence Community and other U.S. Government agency customers. Our services and solutions span the entire lifecycle of programs, encompassing system(s) definition, architecture, agile solutions development, test and integration, deployment and operations. Keypoint OpCo performs and delivers background investigations, compliance monitoring, and risk and security consulting services to its clients, primarily the U.S. Government. Other customers include state and local governments and commercial customers. Vencore OpCo is headquartered in Chantilly, Virginia with approximately 3,400 employees as of March 30, 2018. Keypoint OpCo is headquartered in Loveland, Colorado with approximately 2,700 employees as of March 30, 2018.

Unaudited Interim Financial Information

The accompanying balance sheet as of March 30, 2018, the statements of operations and statements of cash flows for the three months ended March 31, 2017 and March 30, 2018, and the statements of stockholder’s (deficit) equity for the three months ended March 30, 2018 are unaudited. The interim unaudited financial statements have been prepared on the same basis as the annual audited financial statements; and in the opinion of management, reflect all adjustments, which include only normal recurring adjustments necessary for the fair statement of the financial position of Vencore and Keypoint as of March 30, 2018, and the results of its operations and its cash flows for the three months ended March 31, 2017 and March 30, 2018. The financial data and other information disclosed in these notes related to the three months ended March 30, 2018 are unaudited. The results for the three months ended March 30, 2018 are not necessarily indicative of results to be expected for the year ending December 31, 2018, any other interim periods, or any future year or period.